Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Completed development technology	Product development in progress	Intellectual property and patents registration	Software	Total
2024	€’000	€’000	€’000	€’000	€’000
Cost
January 1, 2024	2,996	1,346	1,911	190	6,443
Additions		142	-	37	179
Reclassification	686	(686)	-	-	-
Disposal	-	-	-	(42)	(42)
Deconsolidation of entities	(3,682)	(802)	(1,911)	(185)	(6,580)
December 31, 2024	-	-	-	-	-

Amortisation
January 1, 2024	(1,320)	-	(4)	(43)	(1,367)
Amortisation charge	(959)	-	(1)	(18)	(977)
Deconsolidation of entities	2,279	-	5	61	2,344
December 31, 2024	-	-	-	-	-

Net book value	1,676	1,346	1,907	147	5,076
At December 31, 2024	-	-	-	-	-
	Completed development technology	Product development in progress	Intellectual property and patents registration	Software	Total
2023	€’000	€’000	€’000	€’000	€’000
Cost
January 1, 2023	2,994	717	1,911	81	5,703
Additions*	2	629	-	109	740
December 31, 2023	2,996	1,346	1,911	190	6,443

Amortisation
January 1, 2023	(330)	-	(3)	(20)	(353)
Amortisation charge	(990)	-	(1)	(23)	(1,014)
December 31, 2023	(1,320)	-	(4)	(43)	(1,367)

Net book value
At December 31, 2023	1,676	1,346	1,907	147	5,076